RELATED PARTY TRANSACTIONS, Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Abstract]
Amounts due from related parties, current	$ 4,735	$ 5,224
Amounts due to related parties, current	34,990	46,025
Tencent [Member]
Related Party Transaction [Abstract]
Royalty fee And licenses fees to	122,234	96,713	$ 70,470
Royalty fee and license fee from	1,602	3,629	262
Rack rental income from	438	677	1,007
Services provided by	19,005	13,066	1,012
Issuance of convertible notes to	0	50,000	100,000
Interest expense to	563	2,092	4,153
Conversion of convertible notes (principal amount) by	100,000	0	0
Amounts due from related parties, current	477	5,224
Convertible notes (principal amount) due to, Non-current	0	150,000
Amounts due to related parties, current	34,970	46,025
Wuju [Member]
Related Party Transaction [Abstract]
Loans provided to	0	0	422
Repayment of loans from	0	0	953
VN Pay [Member]
Related Party Transaction [Abstract]
Services provided by	0	0	149
Purchase of merchandise goods from	0	0	2,898
Sales of products to	0	0	679
Repayment of loans from	0	0	1,784
Key Management [Member]
Related Party Transaction [Abstract]
Promissory notes extended to	0	0	9,768
Repayment of promissory notes	0	0	16,178
Interest income received from	$ 0	$ 0	$ 774